Revenue and Cost of Goods & Services Sold (Details) - Schedule of cost of goods & services sold - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of goods & services sold [Abstract]
Cost of goods & services sold	$ 11,675	$ 10,416	$ 11,755
Total cost of goods & services sold	$ 11,675	$ 10,416	$ 11,755